Expense Example {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-08 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 63
3 years	196
5 years	337
10 years	$ 731